RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Changes in related party loans for the years ended December 31, 2021 and 2020 are as follows:

	December 31,
	2021	2020
Balance, beginning of year	$8,041	$6,809
Advances	2,176	3,952
Repayments	(2,894)	(2,720)
Balance, end of year	$7,323	$8,041